EATON VANCE GROWTH TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the “Registrant”) (1933 Act File No. 002-22019) certifies (a) that the form of prospectus and statement of additional information dated February 1, 2024 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 253 (“Amendment No. 253”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 253 was filed electronically with the U.S. Securities and Exchange Commission (Accession No. 0000940394-24-000035) on January 24, 2024.

Eaton Vance Atlanta Capital Focused Growth Fund

Eaton Vance Atlanta Capital Select Equity Fund

Eaton Vance Atlanta Capital SMID-Cap Fund

EATON VANCE GROWTH TRUST

By: /s/ Nicholas S. Di Lorenzo

Nicholas S. Di Lorenzo, Esq.

Secretary

Date: February 2, 2024